As filed with the Securities and Exchange Commission on May 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
 (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
 (Address of principal executive offices) (Zip code)

John G. Davis
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
 (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.3%
	Aerospace & Defense - 3.0%
48,238	Esterline Technologies Corp. (a)	$5,139,276
78,134	Moog, Inc. - Class A (a)	5,118,558
156,034	Orbital Sciences Corp. (a)	4,353,349
		14,611,183
	Banks - 9.4%
149,090	BankUnited, Inc.	5,183,859
261,231	Columbia Banking System, Inc.	7,450,308
151,429	Cullen/Frost Bankers, Inc.	11,740,290
122,061	Square 1 Financial, Inc. - Class A (a)	2,453,426
71,325	SVB Financial Group (a)	9,185,234
335,036	TCF Financial Corp.	5,581,700
64,745	Texas Capital Bancshares, Inc. (a)	4,204,541
		45,799,358
	Biotechnology - 4.0%
150,456	Cepheid, Inc. (a)	7,760,521
76,936	Cubist Pharmaceuticals, Inc. (a)	5,627,868
123,205	Genomic Health, Inc. (a)	3,245,220
69,430	Isis Pharmaceuticals, Inc. (a)	3,000,070
		19,633,679
	Building Products - 1.2%
105,799	Universal Forest Products, Inc.	5,854,917

	Capital Markets - 2.2%
60,842	Stifel Financial Corp. (a)	3,027,498
106,950	Waddell & Reed Financial, Inc. - Class A	7,873,659
		10,901,157
	Chemicals - 4.0%
70,646	Cabot Corp.	4,172,353
69,895	H.B. Fuller Company	3,374,531
90,542	Methanex Corp.	5,789,255
15,901	NewMarket Corp.	6,213,793
		19,549,932
	Communications Equipment - 0.6%
139,550	Sierra Wireless, Inc. (a)	3,046,377

	Construction & Engineering - 1.4%
151,671	MasTec, Inc. (a)	6,588,588

	Consumer Finance - 0.8%
66,490	Portfolio Recovery Associates, Inc. (a)	3,847,111

	Containers & Packaging - 1.2%
86,727	AptarGroup, Inc.	5,732,655

	Diversified Consumer Services - 0.4%
91,403	K12, Inc. (a)	2,070,278

	Electric Utilities - 2.3%
176,338	El Paso Electric Co.	6,300,557
135,509	ITC Holdings Corp.	5,061,261
		11,361,818
	Electrical Equipment - 2.2%
25,775	Acuity Brands, Inc.	3,416,992
105,204	EnerSys, Inc.	7,289,585
		10,706,577
	Electronic Equipment, Instruments & Components - 5.2%
64,138	FEI Co.	6,607,497
49,612	IPG Photonics Corp. (a)	3,526,421
61,825	Littelfuse, Inc.	5,789,293
70,220	Measurement Specialties, Inc. (a)	4,764,427
117,429	Trimble Navigation Ltd. (a)	4,564,465
		25,252,103
	Energy Equipment & Services - 3.1%
101,886	Atwood Oceanics, Inc. (a)	5,134,035
169,585	Helix Energy Solutions Group, Inc. (a)	3,897,063
193,810	Superior Energy Services, Inc.	5,961,596
		14,992,694
	Food & Staples Retailing - 1.6%
115,455	Casey's General Stores, Inc.	7,803,603

	Food Products - 1.0%
72,515	Ingredion, Inc.	4,936,821

	Gas Utilities - 1.9%
197,428	UGI Corp.	9,004,691

	Health Care Equipment & Supplies - 1.9%
76,589	Neogen Corp. (a)	3,442,676
133,380	West Pharmaceutical Services, Inc.	5,875,389
		9,318,065
	Health Care Providers & Services - 5.3%
123,795	Acadia Healthcare Company, Inc. (a)	5,585,631
159,140	LifePoint Hospitals, Inc. (a)	8,681,087
41,250	MWI Veterinary Supply, Inc. (a)	6,419,325
144,776	Owens & Minor, Inc.	5,071,503
		25,757,546
	Health Care Technology - 2.2%
13,805	athenahealth, Inc. (a)	2,212,113
64,920	Medidata Solutions, Inc. (a)	3,527,753
166,540	Omnicell, Inc. (a)	4,766,375
10,506,241

	Hotels, Restaurants & Leisure - 1.4%
46,192	Buffalo Wild Wings, Inc. (a)	6,877,989

	Household Durables - 0.5%
57,690	Meritage Homes Corp. (a)	2,416,057

	Information Technology Services - 2.7%
132,362	Jack Henry & Associates, Inc.	7,380,505
65,050	Syntel, Inc. (a)	5,847,995
		13,228,500
	Insurance - 4.4%
22,430	Alleghany Corp. (a)	9,137,533
157,292	American Financial Group, Inc.	9,077,321
73,504	Argo Group International Holdings Ltd.	3,373,834
		21,588,688
	Internet Software & Services - 1.0%
50,015	Cornerstone OnDemand, Inc. (a)	2,394,218
172,390	Vocus, Inc. (a)	2,297,959
		4,692,177
	Leisure Equipment & Products - 0.4%
275,490	LeapFrog Enterprises, Inc. (a)	2,066,175

	Life Science Tools & Services - 1.6%
28,720	Fluidigm Corp (a)	1,265,690
116,615	PAREXEL International Corp. (a)	6,307,705
		7,573,395
	Machinery - 5.9%
66,074	IDEX Corp.	4,816,134
124,230	ITT Corp.	5,312,075
100,407	Kennametal, Inc.	4,448,030
107,352	Lincoln Electric Holdings, Inc.	7,730,417
55,587	Snap-on, Inc.	6,308,013
		28,614,669
	Metals & Mining - 1.2%
84,613	Carpenter Technology Corp.	5,587,843

	Multi-Utilities - 1.2%
102,556	Black Hills Corp.	5,912,353

	Oil, Gas & Consumable Fuels - 0.5%
96,554	Bill Barrett Corp. (a)	2,471,782

	Professional Services - 0.8%
69,290	WageWorks, Inc. (a)	3,887,862

	Real Estate Investment Trusts - 4.9%
52,837	Alexandria Real Estate Equities, Inc.	3,833,853
152,823	Corporate Office Properties Trust	4,071,205
66,881	EastGroup Properties, Inc.	4,207,483
61,336	Mid-America Apartment Communities, Inc.	4,187,409
61,097	Potlatch Corp.	2,363,843
258,927	Redwood Trust, Inc.	5,251,039
		23,914,832
	Semiconductors & Semiconductor Equipment - 3.5%
311,927	Cypress Semiconductor Corp.	3,203,490
140,548	International Rectifier Corp. (a)	3,851,015
71,415	Power Integrations, Inc.	4,697,679
135,554	Skyworks Solutions, Inc.	5,085,986
		16,838,170
	Software - 4.3%
153,435	Aspen Technology, Inc. (a)	6,499,507
69,565	Proofpoint, Inc. (a)	2,579,470
77,599	PROS Holdings, Inc. (a)	2,445,145
203,615	PTC, Inc. (a)	7,214,079
108,075	TIBCO Software, Inc. (a)	2,196,084
		20,934,285
	Specialty Retail - 3.7%
118,317	Cabela's, Inc. (a)	7,750,946
80,420	The Buckle, Inc.	3,683,236
94,806	Tractor Supply Co.	6,696,148
		18,130,330
	Textiles, Apparel & Luxury Goods - 3.2%
57,471	Deckers Outdoor Corp. (a)	4,582,163
59,150	Under Armour, Inc. - Class A (a)	6,780,956
155,584	Wolverine World Wide, Inc.	4,441,923
		15,805,042
	Thrifts & Mortgage Finance - 1.1%
33,525	BofI Holding, Inc. (a)	2,874,769
315,380	MGIC Investment Corp. (a)	2,687,038
		5,561,807
	Trading Companies & Distributors - 2.1%
124,238	Applied Industrial Technologies, Inc.	5,993,241
64,175	GATX Corp.	4,356,199
		10,349,440
	TOTAL COMMON STOCKS
	(Cost $292,713,511)	$483,726,790

	SHORT-TERM INVESTMENTS - 3.4%
	MONEY MARKET - 3.4%
16,709,570	STIT - Liquid Assets Portfolio - 0.07% (b)	16,709,570
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,709,570)	16,709,570
	TOTAL INVESTMENTS - 102.7%
	(Cost $309,423,081)	500,436,360
	Liabilities in Excess of Other Assets - (2.7)%	(13,367,555)
	TOTAL NET ASSETS - 100.0%	$487,068,805

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$309,423,081
Gross unrealized appreciation	192,872,264
Gross unrealized depreciation	(1,858,985)
Net unrealized appreciation	$191,013,279

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge SMID Cap Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 98.0%
	Aerospace & Defense - 1.0%
92,256	Esterline Technologies Corp. (a)	$9,828,954

	Auto Components - 1.2%
199,311	BorgWarner, Inc.	12,251,647

	Banks - 8.2%
215,920	City National Corp.	16,997,222
339,568	Comerica, Inc.	17,589,622
220,238	Cullen/Frost Bankers, Inc.	17,075,052
282,215	Prosperity Bancshares, Inc.	18,668,522
80,530	SVB Financial Group (a)	10,370,654
		80,701,072
	Biotechnology - 3.6%
188,704	Cepheid, Inc. (a)	9,733,352
115,402	Cubist Pharmaceuticals, Inc. (a)	8,441,656
214,490	Genomic Health, Inc. (a)	5,649,667
134,320	Isis Pharmaceuticals, Inc. (a)	5,803,967
124,562	Seattle Genetics, Inc. (a)	5,675,045
		35,303,687
	Capital Markets - 2.6%
50,153	Affiliated Managers Group, Inc. (a)	10,033,108
217,542	Waddell & Reed Financial, Inc. - Class A	16,015,442
		26,048,550
	Chemicals - 7.6%
89,140	Airgas, Inc.	9,494,301
163,019	FMC Corp.	12,480,735
167,135	H.B. Fuller Company	8,069,278
244,145	International Flavors & Fragrances, Inc.	23,357,352
160,549	Methanex Corp.	10,265,503
266,025	RPM International, Inc.	11,130,486
		74,797,655
	Commercial Services & Supplies - 1.5%
131,217	Stericycle, Inc. (a)	14,908,876

	Construction & Engineering - 1.3%
210,635	Jacobs Engineering Group, Inc. (a)	13,375,322

	Consumer Finance - 0.6%
277,590	Green Dot Corp. - Class A (a)	5,421,333

	Distributors - 1.3%
480,216	LKQ Corp. (a)	12,653,692

	Electric Utilities - 2.8%
321,947	ITC Holdings Corp.	12,024,720
417,064	OGE Energy Corp.	15,331,273
		27,355,993
	Electrical Equipment - 4.0%
85,405	Acuity Brands, Inc.	11,322,141
220,727	AMETEK, Inc.	11,365,233
144,617	EnerSys, Inc.	10,020,512
100,717	Regal-Beloit Corp.	7,323,133
		40,031,019
	Electronic Equipment, Instruments & Components - 7.0%
167,971	Amphenol Corp. - Class A	15,394,542
231,735	Avnet, Inc.	10,782,630
206,445	Cognex Corp.	6,990,228
163,313	FEI Co.	16,824,505
495,936	Trimble Navigation Ltd. (a)	19,277,032
		69,268,937
	Energy Equipment & Services - 2.4%
190,515	Oceaneering International, Inc.	13,690,408
103,805	Oil States International, Inc. (a)	10,235,173
		23,925,581
	Gas Utilities - 3.0%
209,160	National Fuel Gas Co.	14,649,566
339,838	UGI Corp.	15,500,011
		30,149,577
	Health Care Equipment & Supplies - 1.5%
332,095	West Pharmaceutical Services, Inc.	14,628,785

	Health Care Providers & Services - 2.3%
204,655	Owens & Minor, Inc.	7,169,064
194,268	Universal Healthcare Services, Inc. - Class B	15,943,575
		23,112,639
	Health Care Technology - 1.3%
107,037	Cerner Corp. (a)	6,020,831
128,390	Medidata Solutions, Inc. (a)	6,976,713
		12,997,544
	Household Durables - 1.1%
9,736	NVR, Inc. (a)	11,167,192

	Household Products - 2.3%
328,325	Church & Dwight Co., Inc.	22,677,408

	Industrial Conglomerates - 1.0%
121,370	Carlisle Cos., Inc.	9,629,496

	Information Technology Services - 2.3%
261,000	Jack Henry & Associates, Inc.	14,553,360
93,040	Syntel, Inc. (a)	8,364,296
		22,917,656

	Marine - 0.8%
77,010	Kirby Corp. (a)	7,797,262

	Insurance - 5.3%
24,123	Alleghany Corp. (a)	9,827,228
246,942	American Financial Group, Inc.	14,251,023
20,705	Markel Corp. (a)	12,342,250
198,480	Torchmark Corp.	15,620,376
		52,040,877
	Internet Software & Services - 0.7%
241,125	Pandora Media, Inc. (a)	7,310,910

	Life Sciences Tools & Services - 3.7%
122,575	Covance Inc. (a)	12,735,543
160,744	Illumina, Inc. (a)	23,896,203
		36,631,746
	Machinery - 4.7%
98,975	Colfax Corp. (a)	7,059,887
365,480	ITT Corp.	15,627,925
197,158	Kennametal, Inc.	8,734,099
132,880	Snap-on, Inc.	15,079,223
		46,501,134
	Metals & Mining - 1.0%
140,745	Reliance Steel & Aluminum Co.	9,945,042

	Multi-Utilities - 1.2%
357,410	MDU Resources Group, Inc.	12,262,737

	Oil, Gas & Consumable Fuels - 1.9%
265,896	Whiting Petroleum Corp. (a)	18,450,523

	Professional Services - 0.8%
146,000	WageWorks, Inc. (a)	8,192,060

	Real Estate Investment Trusts - 2.6%
74,375	Essex Property Trust, Inc.	12,647,469
284,032	Rayonier, Inc.	13,039,909
		25,687,378
	Real Estate Management & Development - 0.8%
182,265	Alexander & Baldwin, Inc.	7,757,198

	Road & Rail - 1.0%
97,667	Genesee & Wyoming, Inc. (a)	9,504,952

	Semiconductors & Semiconductor Equipment - 1.1%
521,058	Cypress Semiconductor Corp.	5,351,266
301,785	Spansion, Inc. - Class A (a)	5,257,095
		10,608,361

	Software - 3.6%
150,238	ANSYS, Inc. (a)	11,571,331
236,475	Aspen Technology, Inc. (a)	10,017,081
199,708	Open Text Corp.	9,528,069
116,536	Proofpoint, Inc. (a)	4,321,155
		35,437,636
	Specialty Retail - 4.8%
241,753	Cabela's, Inc. (a)	15,837,239
202,095	Tractor Supply Co.	14,273,970
259,900	Williams-Sonoma, Inc.	17,319,736
		47,430,945
	Textiles, Apparel & Luxury Goods - 3.0%
44,491	PVH Corp.	5,551,142
209,369	Under Armour, Inc. - Class A (a)	24,002,062
		29,553,204
	Trading Companies & Distributors - 1.1%
166,629	GATX Corp.	11,310,776

	TOTAL COMMON STOCKS
	(Cost $668,425,880)	$969,575,356

	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET - 1.8%
18,288,002	STIT - Liquid Assets Portfolio - 0.07% (b)	18,288,002
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,288,002)	18,288,002
	TOTAL INVESTMENTS - 99.8%
	(Cost $686,713,882)	987,863,358
	Other Assets in Excess of Liabilities - 0.2%	1,519,095
	TOTAL NET ASSETS - 100.0%	$989,382,453

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments		$686,713,882
Gross unrealized appreciation		308,994,812
Gross unrealized depreciation		(7,845,336)
Net unrealized appreciation		$301,149,476

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Global Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 98.9%
	Canada - 2.4%
11,396	Brookfield Asset Management, Inc. - Class A	$465,527

	France - 3.6%
4,280	Safran SA	296,528
4,305	Schneider Electric SA	381,648
		678,176
	Germany - 9.4%
3,360	Adidas AG	363,556
3,611	Bayer AG	488,418
2,240	Continental AG	536,647
2,049	Linde AG	409,873
		1,798,494
	Japan - 7.2%
6,500	Bridgestone Corp.	230,490
26,000	Hitachi Ltd.	191,949
1,000	SMC Corp.	263,770
8,500	Sumitomo Mitsui Financial Group, Inc.	363,091
6,240	Unicharm Corp.	333,296
		1,382,596
	Sweden - 1.6%
6,044	Svenska Handelsbanken AB - Class A	303,307

	Switzerland - 8.8%
285	Givaudan SA	440,693
10,227	Nestle SA	769,874
1,550	Roche Holding AG	464,623
		1,675,190
	Taiwan - 1.0%
9,185	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	183,884

	United Kingdom - 6.5%
2,127	ASOS PLC (a)	183,860
9,458	BHP Billiton PLC	290,758
49,367	HSBC Holdings PLC	499,983
36,809	Kingfisher PLC	258,595
		1,233,196

	United States - 58.4%
2,390	Adobe Systems, Inc. (a)	157,119
579	Apple, Inc.	310,772
750	Biogen Idec, Inc. (a)	229,403
10,815	Citigroup, Inc.	514,794
10,685	Comcast Corp. - Class A	534,464
8,945	Discover Financial Services	520,510
2,965	Ecolab, Inc.	320,190
10,855	First Republic Bank	586,061
348	Google, Inc. - Class A (a)	387,850
1,890	Helmerich & Payne, Inc.	203,288
6,650	Illinois Tool Works, Inc.	540,845
8,765	Microsoft Corp.	359,277
3,140	National Fuel Gas Co.	219,926
4,698	National Oilwell Varco, Inc.	365,833
7,613	Occidental Petroleum Corp.	725,443
8,005	OGE Energy Corp.	294,264
3,905	Reliance Steel & Aluminum Co.	275,927
2,640	Roper Industries, Inc.	352,466
3,737	Stericycle, Inc. (a)	424,598
21,562	The Charles Schwab Corp.	589,289
2,665	The Cooper Cos., Inc.	366,064
6,435	The Walt Disney Co.	515,250
2,380	Thermo Electron Corp.	286,171
2,603	Union Pacific Corp.	488,479
1,725	Visa, Inc. - Class A	372,359
9,260	Walgreen Co.	611,438
1,780	Whirlpool Corp.	266,039
10,602	Zoetis, Inc.	306,822
		11,124,941
	TOTAL COMMON STOCKS
	(Cost $14,652,041)	$18,845,311

	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET - 1.2%
229,757	STIT Liquid Assets Portfolio - 0.07% (b)	229,757
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $229,757)	229,757
	TOTAL INVESTMENTS - 100.1%
	(Cost $14,881,798)	19,075,068
	Liabilities in Excess of Other Assets - (0.1)%	(20,141)
	TOTAL NET ASSETS - 100.0%	$19,054,927

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$14,881,798
Gross unrealized appreciation	4,418,213
Gross unrealized depreciation	(224,943)
Net unrealized appreciation	$4,193,270

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Large Cap Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.1%
	Aerospace & Defense - 1.5%
1,383	Precision Castparts Corp.	$349,567

	Auto Components - 1.2%
4,580	BorgWarner, Inc.	281,533

	Banks - 6.2%
9,900	Citigroup, Inc.	471,240
7,775	First Republic Bank	419,772
11,285	Wells Fargo & Co.	561,316
		1,452,328
	Biotechnology - 1.5%
1,145	Alexion Pharmaceuticals, Inc. (a)	174,189
600	Biogen Idec, Inc. (a)	183,522
		357,711
	Capital Markets - 5.4%
4,315	T. Rowe Price Group, Inc.	355,340
18,305	The Charles Schwab Corp.	500,276
2,514	The Goldman Sachs Group, Inc.	411,919
		1,267,535
	Chemicals - 6.0%
3,025	Airgas, Inc.	322,193
3,340	Ecolab, Inc.	360,687
3,605	FMC Corp.	275,999
4,550	International Flavors & Fragrances, Inc.	435,298
		1,394,177
	Commercial Services & Supplies - 1.6%
3,335	Stericycle, Inc. (a)	378,923

	Computer & Peripherals - 3.7%
1,105	Apple, Inc.	593,098
9,885	EMC Corp.	270,948
		864,046
	Construction & Engineering - 1.6%
5,710	Jacobs Engineering Group, Inc. (a)	362,585

	Consumer Finance - 2.0%
8,090	Discover Financial Services	470,757

	Diversified Telecommunication Services - 2.2%
10,800	Verizon Communications, Inc.	513,756

	Electric Utilities - 2.6%
3,965	NextEra Energy, Inc.	379,133
5,200	Northeast Utilities	236,600
		615,733
	Electrical Equipment - 1.2%
2,070	Roper Industries, Inc.	276,366

	Electronic Equipment, Instruments & Components - 1.2%
7,460	Trimble Navigation Ltd. (a)	289,970

	Energy Equipment & Services - 3.0%
3,993	National Oilwell Varco, Inc.	310,935
4,085	Schlumberger Ltd.	398,287
		709,222
	Food & Staples Retailing - 4.1%
3,875	Costco Wholesale Corp.	432,760
7,955	Walgreen Co.	525,269
		958,029
	Health Care Equipment & Supplies - 1.5%
4,220	Stryker Corp.	343,803

	Health Care Technology - 0.9%
3,650	Cerner Corp. (a)	205,312

	Household Products - 2.3%
8,460	Colgate-Palmolive Co.	548,800

	Industrial Conglomerates - 2.4%
7,556	Danaher Corp.	566,700

	Information Technology Services - 5.0%
7,130	Cognizant Technology Solutions Corp. - Class A (a)	360,849
6,840	Fiserv, Inc. (a)	387,760
1,960	Visa, Inc. - Class A	423,086
		1,171,695
	Insurance - 1.9%
5,290	Aon PLC	445,841

	Internet Software & Services - 3.6%
894	Amazon.com, Inc. (a)	300,849
491	Google, Inc. - Class A (a)	547,224
		848,073

	Life Sciences Tools & Services - 2.2%
1,060	Illumina, Inc. (a)	157,580
2,930	Thermo Fisher Scientific, Inc.	352,303
		509,883

	Machinery - 3.2%
5,345	Illinois Tool Works, Inc.	434,709
2,635	Parker-Hannifin Corp.	315,436
		750,145
	Media - 4.8%
8,820	Comcast Corp. - Class A	441,177
8,390	The Walt Disney Co.	671,787
		1,112,964
	Oil, Gas & Consumable Fuels - 5.8%
4,045	Chevron Corp.	480,991
6,660	Occidental Petroleum Corp.	634,631
3,300	Whiting Petroleum Corp. (a)	228,987
		1,344,609
	Pharmaceuticals - 5.8%
2,210	Allergan, Inc.	274,261
4,670	Forest Laboratories, Inc. (a)	430,901
6,480	Johnson & Johnson	636,530
		1,341,692
	Real Estate Investment Trusts - 2.0%
1,740	AvalonBay Communities, Inc.	228,497
5,104	Rayonier, Inc.	234,325
		462,822
	Road & Rail - 1.9%
2,325	Union Pacific Corp.	436,309

	Semiconductors & Semiconductor Equipment - 1.2%
7,445	Altera Corp.	269,807

	Software - 2.2%
1,930	ANSYS, Inc. (a)	148,648
8,610	Microsoft Corp.	352,924
		501,572
	Specialty Retail - 3.2%
9,160	Lowe's Cos., Inc.	447,924
4,090	Ross Stores, Inc.	292,639
		740,563
	Textiles, Apparel & Luxury Goods - 2.2%
2,295	Under Armour, Inc. - Class A (a)	263,099
4,100	VF Corp.	253,708
		516,807
	TOTAL COMMON STOCKS
	(Cost $18,721,306)	$22,659,635

SHORT-TERM INVESTMENTS - 2.9%
MONEY MARKET - 2.9%
683,198	STIT Liquid Assets Portfolio - 0.07% (b)	683,198
TOTAL SHORT-TERM INVESTMENTS
(Cost $683,198)	683,198
TOTAL INVESTMENTS - 100.0%
(Cost $19,404,504)	23,342,833
Other Assets in Excess of Liabilities - 0.0%	1,044
TOTAL NET ASSETS - 100.0%	$23,343,877

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$19,404,504
Gross unrealized appreciation	4,058,695
Gross unrealized depreciation	(120,366)
Net unrealized appreciation	$3,938,329

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation
Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Global Fund. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when a tolerance trigger is met. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by ICM pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark security indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2014:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$483,726,790	$-	$-	$483,726,790
Total Equity	483,726,790	-	-	483,726,790
Short-Term Investments	16,709,570	-	-	16,709,570
Total Investments in Securities	$500,436,360	$-	$-	$500,436,360

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$969,575,356	$-	$-	$969,575,356
Total Equity	969,575,356	-	-	969,575,356
Short-Term Investments	18,288,002	-	-	18,288,002
Total Investments in Securities	$987,863,358	$-	$-	$987,863,358

IronBridge Global Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$18,845,311	$-	$-	$18,845,311
Total Equity	18,845,311	-	-	18,845,311
Short-Term Investments	229,757	-	-	229,757
Total Investments in Securities	$19,075,068	$-	$-	$19,075,068

IronBridge Large Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$22,659,635	$-	$-	$22,659,635
Total Equity	22,659,635	-	-	22,659,635
Short-Term Investments	683,198	-	-	683,198
Total Investments in Securities	$23,342,833	$-	$-	$23,342,833

*See Funds' Schedule of Investments for industry classifications.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By  /s/ John G. Davis
       John G. Davis, President and Secretary
       (Principal Executive Officer)

Date   May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ John G. Davis
       John G. Davis, President and Secretary
       (Principal Executive Officer)

Date   May 28, 2014

By   /s/ Ty M. Baird
        Ty M. Baird, Vice President and Treasurer
        (Principal Financial Officer)

Date   May 28, 2014